UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06142

Exact name of registrant as specified in charter:	The Japan Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended July 31, 2013 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2013

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS—99.1%(a)
COMMON STOCKS—99.1%
AGRICULTURE—0.5%
14,800	Japan Tobacco, Inc.	$516,680
AIRLINES—1.2%
362,300	Skymark Airlines, Inc.	1,278,058
AUTO MANUFACTURERS—9.1%
50,000	Daihatsu Motor Co. Ltd.	1,099,019
65,300	Honda Motor Co. Ltd.	2,418,781
80,000	Isuzu Motors Ltd.	567,231
85,800	Toyota Motor Corp.	5,220,986
		9,306,017
AUTO PARTS & EQUIPMENT—4.5%
14,500	Aisin Seiki Co. Ltd.	574,411
21,000	Bridgestone Corp.	743,542
24,600	Denso Corp.	1,116,636
4,300	Exedy Corp.	115,669
40,800	Sumitomo Electric Industries Ltd.	550,598
35,000	Sumitomo Rubber Industries Ltd.	582,416
45,300	Tokai Rika Co. Ltd.	975,621
		4,658,893
BUILDING MATERIALS—1.2%
371,000	Taiheiyo Cement Corp.	1,246,917
CHEMICALS—1.4%
18,300	Lintec Corp.	345,053
91,000	Nippon Soda Co. Ltd.	519,874
6,400	Shin-Etsu Chemical Co. Ltd.	398,723
6,000	T&K Toka Co. Ltd.	127,602
		1,391,252
COMMERCIAL BANKS—11.6%
213,000	Eighteenth Bank Ltd. (The)	486,266
761,200	Mitsubishi UFJ Financial Group, Inc.	4,721,728
2,302,500	Mizuho Financial Group, Inc.	4,788,786
100,000	San-In Godo Bank Ltd. (The)	755,196
221,000	Sumitomo Mitsui Trust Holdings, Inc.	1,016,394
24,000	Yamanashi Chuo Bank Ltd. (The)	95,926
		11,864,296
COMPUTERS & PERIPHERALS—0.1%
13,000	Japan Digital Laboratory Co. Ltd.	124,320
DISTRIBUTION/WHOLESALE—5.6%
48,500	ITOCHU Corp.	576,014
72,300	Mitsubishi Corp.	1,317,229
69,000	Mitsui & Co. Ltd.	924,230
218,500	Sumitomo Corp.	2,920,096
		5,737,569
DIVERSIFIED FINANCIAL SERVICES—3.9%
107,500	Japan Securities Finance Co. Ltd.	759,966
246,400	Nomura Holdings, Inc.	1,871,967
68,700	ORIX Corp.	1,019,588

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

13,600	Ricoh Leasing Co. Ltd.	$374,096
		4,025,617
DIVERSIFIED TELECOMMUNICATION SERVICES—8.9%
56,400	KDDI Corp.	3,120,564
80,500	Nippon Telegraph & Telephone Corp.	4,061,262
1,249	NTT DOCOMO, Inc.	1,902,325
		9,084,151
ELECTRICAL COMPONENTS & EQUIPMENT—4.7%
20,800	Brother Industries Ltd.	230,942
343,000	Hitachi Ltd.	2,297,812
169,000	Mitsubishi Electric Corp.	1,638,840
4,000	Nidec Corp.	328,508
38,600	Nippon Signal Co. Ltd.	277,341
		4,773,443
ELECTRONICS—4.2%
48,300	Ibiden Co. Ltd.	719,836
367,000	Minebea Co. Ltd.	1,438,416
33,200	Omron Corp.	1,026,692
49,000	Sanyo Denki Co. Ltd.	364,338
64,000	Yaskawa Electric Corp.	762,594
		4,311,876
ENGINEERING & CONSTRUCTION—1.1%
38,200	Mirait Holdings Corp.	353,705
47,000	Nippo Corp.	800,022
		1,153,727
FOOD & STAPLES—1.5%
19,000	K’s Holdings Corp.	646,874
47,000	Nafco Co. Ltd.	891,079
		1,537,953
FOOD PRODUCTS—0.3%
40,000	Mitsui Sugar Co. Ltd.	129,775
30,000	Nippon Flour Mills Co. Ltd.	156,006
		285,781
GAS UTILITIES—1.2%
61,000	Shizuoka Gas Co. Ltd.	429,311
150,000	Tokyo Gas Co. Ltd.	824,530
		1,253,841
HAND/MACHINE TOOLS—2.1%
150,000	Fuji Electric Co. Ltd.	560,403
12,400	Makita Corp.	645,057
2,000	SMC Corp.	422,962
23,100	THK Co. Ltd.	481,011
		2,109,433
HEALTHCARE PRODUCTS—0.2%
26,000	Kawasumi Laboratories, Inc.	171,188
INSURANCE—2.4%
780	Dai-ichi Life Insurance Co. Ltd. (The)	1,061,732
21,400	MS&AD Insurance Group Holdings	553,859
26,800	Tokio Marine Holdings, Inc.	855,374
		2,470,965
INTERNET—1.1%
464	CyberAgent, Inc.	1,081,700

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

IRON/STEEL—4.4%
85,600	JFE Holdings, Inc.	$1,930,763
774,000	Nippon Steel & Sumitomo Metal Corp.	2,245,550
76,000	Sanyo Special Steel Co. Ltd.	361,388
		4,537,701
MACHINERY-CONSTRUCTION & MINING—0.6%
28,500	Komatsu Ltd.	634,508
MACHINERY-DIVERSIFIED—3.4%
77,000	Amada Co. Ltd.	552,430
37,400	Fuji Machine Manufacturing Co. Ltd.	332,737
314,000	Kawasaki Heavy Industries Ltd.	1,146,961
42,000	Kubota Corp.	611,412
62,000	Mitsubishi Heavy Industries Ltd.	332,898
68,000	OKUMA Corp.	501,554
		3,477,992
MEDIA—0.6%
30,300	Tokyo Broadcasting System Holdings, Inc.	400,641
12,300	Tv Tokyo Holdings Corp.	214,747
		615,388
METALS & MINING—0.6%
169,000	Mitsubishi Materials Corp.	594,478
MISCELLANEOUS MANUFACTURING—2.8%
129,400	FUJIFILM Holdings Corp.	2,835,223
OFFICE/BUSINESS EQUIPMENT—1.5%
17,600	Canon, Inc.	542,857
90,000	Ricoh Co. Ltd.	1,010,359
		1,553,216
OIL, GAS & CONSUMABLE FUELS—1.6%
201	Inpex Corp.	878,833
145,600	JX Holdings, Inc.	772,834
		1,651,667
PACKAGING & CONTAINERS—0.2%
12,200	Toyo Seikan Group Holdings Ltd.	201,593
PHARMACEUTICAL—1.9%
18,500	Astellas Pharma, Inc.	989,433
22,100	Takeda Pharmaceutical Co. Ltd.	985,530
		1,974,963
REAL ESTATE—4.1%
103,000	Keihanshin Building Co. Ltd.	569,036
66,000	Mitsui Fudosan Co. Ltd.	1,989,391
657	NTT Urban Development Corp.	791,993
87,000	Tokyu Land Corp.	828,153
		4,178,573
RETAIL—4.3%
24,000	Arcland Sakamoto Co. Ltd.	373,184
13,300	Arcs Co. Ltd.	245,018
24,400	Cawachi Ltd.	488,669
247,500	DCM Holdings Co. Ltd.	1,771,423
41,300	Shimachu Co. Ltd.	1,015,466
48,000	Takashimaya Co. Ltd.	471,725
		4,365,485

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

STORAGE/WAREHOUSING—1.2%
18,000	Mitsui-Soko Co. Ltd.	$82,832
204,000	Sumitomo Warehouse Co. Ltd. (The)	1,165,488
		1,248,320
TEXTILES—0.4%
274,000	Kurabo Industries Ltd.	444,165
TRANSPORTATION—4.7%
5,300	Central Japan Railway Co.	649,257
35,500	East Japan Railway Co.	2,856,060
94,000	Nippon Express Co. Ltd.	443,618
329,000	Nippon Yusen KK	910,890
		4,859,825
	Total Long-Term Investments—99.1% (cost $92,297,889)	101,556,774

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT—0.3%(b)
$332,000	Repurchase Agreement, State Street Bank and Trust Co., 0.01% dated 07/31/2013, due 08/01/2013 repurchase price $332,000, collateralized by a U.S. Treasury Note, maturing 07/31/2020; total market value of $342,413	332,000
	Total Short-Term Investment—0.3% (cost $332,000)	332,000
	Total Investments—99.4% (cost $92,629,889) (c)	101,888,774
	Other Assets in Excess of Liabilities—0.6%	569,915
	Net Assets—100.0%	$102,458,689

(a)                                 Unless otherwise noted, all securities are fair valued. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.

(b)                                 Security is not fair valued.

(c)                                  See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2013

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined as a Level 1 investment.

In addition, foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying fair valuation factors to the last sale price or the mean price as noted above. Fair valuation factors are provided by an independent pricing service provider. These factors are used when pricing the Fund’s portfolio holding to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Fair valuation factors are not utilized if the pricing service is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold. A security that applies a fair valuation factor is determined as a Level 2 investment because the exchange traded price has been adjusted.

In the event that a security’s market quotations are not readily available or are deemed unreliable, (other than because the foreign exchange on which they trade closed before the Valuation Time), the fair value of a security is determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon unadjusted quoted prices in active markets for identical assets and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

Level 1—quoted prices in active markets for identical investments;

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

See Notes to Portfolio of Investments.

The Japan Equity Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2013

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments	$—	$101,556,774	$—	$101,556,774
Short-Term Investment	—	332,000	—	332,000
Total Investments	$—	$101,888,774	$—	$101,888,774

The Fund held no Level 3 securities at July 31, 2013.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2013, there were no transfers between Level 1 and Level 2. For the period ended July 31, 2013, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $332,000 as of July 31, 2013. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in Japanese yen are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Fund’s Board of Directors.

(d) Security Transactions, Investment Income and Expenses:

Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income and expenses are recorded on an accrual basis.

(e) Distributions:

The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

(f) Federal Income Taxes:

For federal income tax purposes, the cost of securities owned at July 31, 2013 was $92,629,889, excluding short-term investments. At July 31, 2013, the net unrealized appreciation of investments for federal income tax purposes, excluding short-term securities, of $9,258,885 was composed of gross appreciation of $11,571,979 for those investments having an excess of value over cost, and gross depreciation of $(2,313,094) for those investments having an excess of cost over value.

Item 2. Controls and Procedures

a)             The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Japan Equity Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
The Japan Equity Fund, Inc.

Date: September 26, 2013

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
The Japan Equity Fund, Inc.

Date: September 26, 2013